Schedule of Operating Lease Obligations (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Obligations
Total lease assets	$ 180,860		$ 164,080
Operating lease liability, Current	138,630
Operating lease liability, Noncurrent	50,996
Total lease liability	$ 189,626